Redeemable Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Feb. 16, 2021 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Stock issue price | $ / shares		$ 9.20		$ 9.20
Micromidas, Inc.
Class of Stock [Line Items]
Common stock, entitled votes per share		1		1
Common stock shares reserved		27,524,406		27,580,168	24,736,910
Stock Option available for grant		1,199,029		1,199,029	1,050,813
Stock Option, exercisable		1,083,619		1,016,289	1,019,305
Stock Option, aggregate intrinsic value | $		$ 57,670,897		$ 16,067,662
Stock options granted, weighted average grant date fair value | $ / shares				$ 7.24	$ 0.43
Fair value of options granted | $				$ 11,547,389	$ 156,087
Stock options issued during the period				2,974,895	365,000
Stock compensation expense | $		626,981	$ 9,026	$ 1,630,249	$ 43,765
Stock compensation not yet recognized | $		$ 9,267,930		$ 8,345,850
Stock compensation not yet recognized, vesting period		4 years		4 years
Micromidas, Inc. | General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock compensation expense | $		$ 474,860	4,848	$ 1,493,035	27,306
Micromidas, Inc. | Research and Development Expense [Member]
Class of Stock [Line Items]
Stock compensation expense | $		$ 152,121	$ 4,178	$ 137,214	16,459
Micromidas, Inc. | Series A Preferred Stock
Class of Stock [Line Items]
Dividend payment per share | $ / shares		$ 0.2179		$ 0.2179
Dividend payment amount | $		$ 21,059,796		$ 20,521,000	$ 17,636,000
Stock issue price | $ / shares		$ 2.7233		$ 2.7233
Conversion price | $ / shares			$ 2.7233	$ 2.7233
Common stock shares reserved		13,204,284		13,204,284	13,204,284
Micromidas, Inc. | Series B Preferred Stock
Class of Stock [Line Items]
Dividend payment per share | $ / shares		$ 0.5989		$ 0.5989
Dividend payment amount | $		$ 16,075,467		$ 15,381,000	$ 11,612,000
Stock issue price | $ / shares		$ 7.4860		$ 7.4860
Conversion price | $ / shares			7.4860	$ 7.4860
Common stock shares reserved		6,275,704		6,275,704	6,275,704
Micromidas, Inc. | Series C Preferred Stock
Class of Stock [Line Items]
Dividend payment per share | $ / shares		$ 1.1819		$ 1.1819
Dividend payment amount | $		$ 4,856,715		$ 4,538,000	$ 2,653,000
Stock issue price | $ / shares		$ 14.7736		$ 14.7736
Conversion price | $ / shares			$ 14.7736	$ 14.7736
Common stock shares reserved		1,590,675		1,590,675	1,590,675
Micromidas, Inc. | Performance And Market Based Awards [Member]
Class of Stock [Line Items]
Stock options issued during the period				1,380,000
Stock compensation expense | $		$ 0		$ 0
Stock options vested	250,000
Micromidas, Inc. | Stock Options, Vesting One [Member] | Performance And Market Based Awards [Member]
Class of Stock [Line Items]
Stock options, outstanding		250,000
Micromidas, Inc. | Stock Options, Vesting Two [Member] | Performance And Market Based Awards [Member]
Class of Stock [Line Items]
Stock options, outstanding		1,130,000
Micromidas, Inc. | Stock Plan [Member]
Class of Stock [Line Items]
Common stock shares reserved		5,166,276		5,166,276
Stock option plan, exercisable period		10 years		10 years
Stock option plan, description		Options granted to employees under the Stock Plan generally vest 25% one year from the vesting commencement date and 1/36th per month thereafter, although certain arrangements call for vesting over other periods.		Options granted to employees under the Stock Plan generally vest 25% one year from the vesting commencement date and 1/36th per month thereafter, although certain arrangements call for vesting over other periods.
Micromidas, Inc. | Stock Plan [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Class of Stock [Line Items]
Stock option plan, exercisable period		4 years		4 years
Micromidas, Inc. | Stock Plan [Member] | One year from the vesting commencement date
Class of Stock [Line Items]
Stock option plan, vesting percentage		25.00%		25.00%
Micromidas, Inc. | Stock Plan [Member] | Thereafter
Class of Stock [Line Items]
Stock option plan, vesting percentage per month		1/36th per month		1/36th per month
Micromidas, Inc. | Previously Reported [Member] | Series A Preferred Stock
Class of Stock [Line Items]
Dividend payment amount | $				$ 20,512,000